CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	50,000,000,000	3,500,000,000
Ordinary shares, shares issued	1,724,486,700	1,436,010,850
Ordinary shares, shares outstanding	1,647,386,700	1,358,760,850